JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.6%(a)
New York — 94.6%
Education — 7.8%
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Rev., 5.00%, 5/1/2023	1,710	1,899
Series A, Rev., 5.00%, 5/1/2023	2,000	2,128
Monroe County Industrial Development Corp., Rochester Schools Modernization Project Rev., 5.00%, 5/1/2021	2,895	2,949
New York State Dormitory Authority, Court Facilities Lease Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,306
New York State Dormitory Authority, Hospitals Center Rev., 5.00%, 7/1/2026	3,360	3,859
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/1/2021	1,730	1,784
Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,084
Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,290
Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,857
Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,800
New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,146
New York State Dormitory Authority, School Districts Financing Program
Rev., AGC, 5.00%, 10/1/2024	40	40
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,446
New York State Dormitory Authority, State University Educational Facilities Series A, Rev., NATL-RE-IBC, 5.25%, 5/15/2021	540	552

		32,140

General Obligation — 17.0%
Chautauqua Lake Central School District GO, 5.00%, 6/15/2021	725	743
City of Buffalo Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,092
City of New York
Series 2014E, GO, 5.00%, 8/1/2024	1,250	1,401
Series C, GO, 5.00%, 8/1/2024	1,000	1,167
Series 2019E, GO, 5.00%, 8/1/2027	1,750	2,238
Subseries E-1, GO, 5.25%, 3/1/2035	1,300	1,640
City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	7,826
City of New York, Fiscal Year 2014 Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,240
City of New York, Fiscal Year 2018 Series F, Subseries 2018F-1, GO, 5.00%, 4/1/2034	2,500	3,115
City of Syracuse, Public Improvement
Series A, GO, 4.00%, 5/15/2024	1,000	1,124
Series 2020A, GO, AGM, 4.00%, 5/15/2025	1,000	1,159
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	847
GO, 4.00%, 9/15/2029	1,100	1,312
County of Monroe
GO, 5.00%, 6/1/2022	1,080	1,155
GO, 5.00%, 6/1/2025	1,330	1,601
County of Nassau, General Improvement
Series C, GO, 5.00%, 10/1/2022	2,205	2,374
Series B, GO, 5.00%, 10/1/2024	1,580	1,830
Series 2016B, GO, 5.00%, 10/1/2025	1,000	1,195
Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,536
Series A, GO, 5.00%, 1/1/2027	2,500	3,000
County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,172
County of Suffolk, Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,429
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2022	1,350	1,480
Series 2019D, GO, 5.00%, 12/15/2023	2,930	3,358
Series 2019D, GO, 4.00%, 12/15/2030	1,635	2,001
Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,260
Kings Park Central School District GO, 2.00%, 9/1/2021	1,000	1,014
Lindenhurst Union Free School District Series A, GO, 2.13%, 6/15/2021	1,170	1,182

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,031
Monroe County, Greece Central School District
Series B, GO, 4.50%, 12/15/2021	880	919
Series B, GO, 5.00%, 12/15/2022	765	839
Series 2012B, GO, 5.00%, 12/15/2023	500	548
Nassau County, General Improvement Series A, GO, 5.00%, 1/1/2025	1,000	1,168
Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,969
State of New York Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,817
Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,490
Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2028	2,675	3,286
Town of East Hampton GO, 5.00%, 8/15/2023	290	328
Village of Mamaroneck, Public Improvement GO, 3.00%, 8/15/2030	1,540	1,701

		69,587

Hospital — 0.3%
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	1,000	1,084

Housing — 0.2%
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	715	761

Industrial Development Revenue/Pollution Control Revenue — 0.8%
City of Syracuse Industrial Development Agency School Facility, Syracuse City School District Project Series 2019A, Rev., 5.00%, 5/1/2025	500	600
New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019
Rev., 5.00%, 5/1/2023	1,310	1,447
Rev., 5.00%, 5/1/2027	1,150	1,440

		3,487

Other Revenue — 25.5%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,331
Rev., 5.00%, 2/15/2030	1,600	1,968
Series 2017A, Rev., 5.00%, 2/15/2032	2,320	2,831
Series A, Rev., 5.00%, 2/15/2034	1,115	1,348
Series A, Rev., 5.00%, 2/15/2035	4,000	4,824
Series A, Rev., 5.00%, 2/15/2036	3,500	4,208
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,533
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Subseries S-4, Rev., 5.25%, 7/15/2035	4,000	5,117
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,369
Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,522
Series S-3A, Rev., 5.00%, 7/15/2034	4,000	5,044
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,481
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,900
Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,263
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,783
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2003 Series B, Rev., 5.00%, 2/1/2027	2,500	2,519
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012
Series D, Subseries D-1, Rev., 5.00%, 11/1/2026	1,000	1,043
Series D, Subseries D-1, Rev., 5.00%, 11/1/2027	1,000	1,042

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021 Series 2021A, Rev., 5.00%, 11/1/2029	2,000	2,690
New York City Trust for Cultural Resources, Carnegie Hall Rev., 5.00%, 12/1/2031	275	345
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2030	2,000	2,307
New York Convention Center Development Corp., Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,536
Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,356
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,849
Series A, Rev., 5.00%, 3/15/2031	5,100	5,985
Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,273
Series B, Rev., 5.00%, 3/15/2032	2,500	2,967
Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,571
Series B, Rev., 5.00%, 3/15/2033	2,500	2,956
Series A, Rev., 5.00%, 3/15/2034	2,000	2,468
New York State Environmental Facilities Corp., Master Financing Program Series C, Rev., 5.00%, 12/17/2020	2,550	2,555
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2036	4,500	5,802
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2029	5,000	5,845
Series A, Rev., 5.00%, 10/15/2030	2,500	2,921
United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	1,095	1,178
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	2,130
Series B, Rev., 5.00%, 6/1/2034	2,000	2,391

		104,251

Special Tax — 7.4%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series E, Rev., 5.00%, 2/15/2029	1,715	1,807
Series A, Rev., 5.00%, 3/15/2033	1,500	1,926
Series A, Rev., 5.00%, 3/15/2035	1,500	1,913
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,318
New York State Thruway Authority, State Personal Income Tax, Transportation Series A, Rev., 5.00%, 3/15/2023	2,400	2,655
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 3/15/2027	1,500	1,718
Series A, Rev., 5.00%, 3/15/2031	3,000	3,429
Series A, Rev., 5.00%, 3/15/2032	2,500	3,006
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,281
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,236
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	6,084

		30,373

Transportation — 19.7%
Metropolitan Transportation Authority
Series 2015C, Subseries C-1, Rev., 5.25%, 11/15/2030	1,500	1,669
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,766
Series B, Rev., 5.00%, 11/15/2031	2,000	2,176
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,194
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,209
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,085
Metropolitan Transportation Authority, Dedicated Tax Fund
Series A, Rev., Zero Coupon, 11/15/2030	4,000	3,005
Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,232
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,222

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,172
Series K, Rev., 5.00%, 1/1/2030	2,500	2,924
Series L, Rev., 5.00%, 1/1/2032	2,250	2,804
Series N, Rev., 5.00%, 1/1/2033	2,225	2,907
Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,182
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	2,075	2,312
Rev., AMT, 5.00%, 1/1/2026	2,000	2,278
Rev., AMT, 5.00%, 1/1/2027	2,000	2,315
Port Authority of New York and New Jersey, Consolidated
Series 172, Rev., 5.00%, 10/1/2022	1,500	1,593
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,309
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,148
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,313
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,291
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,910
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,999
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,719
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,249
Rev., AMT, 5.00%, 9/1/2036	2,950	3,717
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,140
Series B, Rev., 5.00%, 11/15/2029	1,600	2,147
Series B, Rev., 5.00%, 11/15/2030	5,355	7,092
Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,197
Series B, Rev., 5.00%, 11/15/2031	1,100	1,370
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,318
Series B, Rev., 5.00%, 11/15/2033	1,500	1,852
Series C, Rev., 5.00%, 11/15/2035	1,375	1,751

		80,567

Utility — 8.6%
Long Island Power Authority, Electric System
Series A, Rev., AGM, Zero Coupon, 6/1/2021	5,000	4,988
Series 2012B, Rev., 5.00%, 9/1/2024	2,735	2,952
Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,516
Rev., 5.00%, 9/1/2034	1,500	1,920
Rev., 5.00%, 9/1/2035	2,000	2,554
Rev., 5.00%, 9/1/2036	1,225	1,558
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2032	2,500	3,047
Series A, Rev., 5.00%, 12/15/2033	3,000	3,688
Series A, Rev., 5.00%, 12/15/2034	4,595	5,646
Series B, Rev., 5.00%, 12/15/2034	2,450	3,010
Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2030	1,000	1,138

		35,017

Water & Sewer — 7.3%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011HH, Rev., 5.00%, 6/15/2026	6,600	6,768
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,289
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,304
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,301
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution
Series 2005B, Rev., 5.50%, 10/15/2025(b)	4,175	5,147
Series A, Rev., 5.00%, 6/15/2027	1,500	1,739

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 5.00%, 6/15/2031	2,150	2,652
Series A, Rev., 5.00%, 6/15/2032	2,000	2,460
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,368

		30,028

Total New York		387,295

TOTAL MUNICIPAL BONDS (Cost $362,450)		387,295

	Shares (000)
SHORT-TERM INVESTMENTS — 4.7%
INVESTMENT COMPANIES — 4.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09%(c)(d) (Cost $19,040)	19,030	19,042

Total Investments — 99.3% (Cost $381,490)		406,337
Other Assets Less Liabilities — 0.7%		2,878

Net Assets — 100.0%		409,215

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
IBC	Insured Bond Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2020.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$387,295	$—	$387,295
Short-Term Investments
Investment Companies	19,042	—	—	19,042

Total Investments in Securities	$19,042	$387,295	$—	$406,337

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (a)(b)	$20,837	$72,517	$74,303	$(10)	$1	$19,042	19,030	$42	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.